INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

11)  INVESTMENTS

a)  Accounting policy

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.

Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 23).

b)  Information on investees

Below, we present a summary of the relevant financial data of direct investees in which the Company has an interest and include the corporate changes described in note 1 c).

Balance sheets

	Joint Ventures (Aliança / AIX / ACT)
	12.31.20	12.31.19

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	301,518	221,183
Non-current assets	10,426	10,556
Total assets	311,944	231,739

Current liabilities	6,544	7,140
Non-current liabilities	18,090	16,773
Equity	287,310	207,826
Total liabilities and equity	311,944	231,739

Investment Book value	143,655	103,913

Statements of Income

	Joint Ventures (Aliança / AIX / ACT)
Summary Statements of Income:	2020	2019	2018
Net operating income	45,893	45,567	45,608
Operating costs and expenses	(44,595)	(44,325)	(58,773)
Financial income (expenses), net	708	1,030	1,334
Income and social contribution taxes	(538)	(768)	137
Net income (loss) for the year	1,468	1,504	(11,694)

Equity, according to interest held	734	752	(5,847)

c)  Changes in investments

	Joint Ventures
	(Aliança / AIX	Other	Total
	/ ACT)	investments	investments
Balance on 12.31.18	101,302	355	101,657
Equity	752	—	752
Other comprehensive income	1,859	(17)	1,842
Balance on 12.31.19	103,913	338	104,251
Equity	734	—	734
Other comprehensive income	39,008	440	39,448
Balance on 12.31.20	143,655	778	144,433